Cash and cash equivalents (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents
Cash	$ 39,546	$ 154,305
Finance investments	56,808
Cash and cash equivalents	$ 96,354	$ 154,305	$ 13,543